Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Unasserted Claim [Member]	Nov. 12, 2012 Ku6 Beijing Information [Member]	Nov. 13, 2008 Ku6 Beijing Information [Member]	Jan. 20, 2012 Tianjin Ku6 Network [Member]	Oct. 10, 2012 Ku6 Culture [Member]	Feb. 20, 2013 Tianjin Information [Member]
Commitments and Contingencies [Line Items]
Leasing expenses	$ 9,175,500	$ 9,095,530	$ 10,614,276
Accrued litigation provision	2,079,671	2,077,753	2,683,968	748,299
Accruals for any additional losses					$ 0
Restriction on foreign ownership in internet content and other value-added telecommunication service, maximum percentage	50.00%
Date of registration of equity pledge completed						2012-11-12	2008-11-13	2012-01-20	2012-10-10	2013-02-20